ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%
Subsidiaries:

KongZhong Information Technologies (Beijing) Co., Ltd ("KongZhong Beijing")	July 2002 People's Republic of China ("PRC")	KongZhong	100	Providing consulting and technology services

KongZhong China Co., Ltd. ("KongZhong China")	June 2005 the PRC	KongZhong	100	Providing consulting and technology services

Success Blueprint Limited ("Success Blueprint")	October 2009 British Virgin Islands	KongZhong	100	Providing novel license to overseas

Dacheng Holdings Limited ("Dacheng Holdings")	January 2010 Cayman Islands	KongZhong	100	Providing internet games services

Dacheng Investment (Hong Kong) Limited ("Dacheng Hong Kong")	January 2010 Hong Kong	KongZhong	100	Providing internet games services

Noumena Innovation (BVI) Ltd. ("Noumena")	March 2012 British Virgin Islands	KongZhong	100	Providing smart mobile games services

Noumena Productions limited	March 2012 Hong Kong	Noumena	100	Providing smart mobile games services

KongZhong (Singapore) Pte. Ltd.	November 2014 Singapore	KongZhong China	100	Providing mobile games and internet games services

VIEs:

Beijing AirInbox Information Technologies Co., Ltd. ("Beijing	April 2002 the PRC	Linguang Wu	45	Providing wireless
AirInbox")		SonglinYang	42	value-added services
		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive Network Technologies Co., Ltd.	February 2005 the PRC	Yang Yang	40	Providing wireless
("Beijing WINT")		Jingye Sun	30	value-added services
		Li Ai	30	to mobile phone users

Beijing Chengxitong Information Technology Co., Ltd ("Beijing	November 2005 the PRC	Yang Li	90	Providing wireless
Chengxitong")		Xuelei Wu	10	value-added services
				to mobile phone users

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%

Beijing Xinrui Network Technology Co., Ltd. ("Beijing Xinrui")	January 2006 the PRC	Guijun Wang	51	Providing wireless
		Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang Communication Co., Ltd. ("Shanghai	March 2009 the PRC	Xu Guo	90	Mobile games developing services
Mailifang")		Yang Yang	10

Xiamen Xinreli Technology Co., Ltd. ("Xiamen Simlife")	June 2009 the PRC	Tao Jia	80	Providing wireless
		Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network Technology Co., Ltd. ("Shanghai	January 2010 the PRC	Leilei Wang	59	Providing internet games services
Dacheng")		Zhen Yang	41

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004 the PRC	Beijing AirInbox	100	Providing internet games services

Tianjin Mammoth Technologies Co., Ltd. ("Tianjin Mammoth")	May 2005 the PRC	Beijing AirInbox	95	Mobile games developing services
		Beijing WINT	5

Beijing Shiyuan Leya Culture Communication Co., Ltd.	July 2008 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009 the PRC	Beijing Chengxitong	100	Providing internet novel services

Beijing Yin'ao Fulai Culture Development Co., Ltd.,	May 2012 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Beijing Shangshu Boer Culture Communication Co., Ltd.,	July 2012 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Shanghai KongZhong Brilliant Game Co., Ltd. ("KongZhong	July 2012 the PRC	Shanghai Dacheng	100	Providing internet games services
Brilliant")

KongZhongWang JP Co., Ltd.	June 2014 Japan	Shanghai Dacheng	100	Providing mobile games services

Dacheng (Singapore) Pte. Ltd.	November 2014 Singapore	Shanghai Dacheng	100	Providing mobile games and internet
				games services

Shanghai Star E-Sport Network Technology Co., Ltd ("Star E-	December 2015 the PRC	Shanghai Dacheng	100	Providing mobile games and internet
Sports")				games services

Subsidiaries And VIEs, Contractual Arrangements
Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
KongZhong Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

Financial Information of the Company's VIE and VIEs Subsidiaries

	As of December 31,
	2014	2015

Total current assets	$134,777,487	$128,036,594
Total assets	$211,055,266	$152,077,211
Total current liabilities	$50,862,163	$51,092,767
Total liabilities	$60,722,163	$51,092,767

	For the years ended December 31,
	2013	2014	2015

Revenues	$168,999,541	$217,859,413	$174 ,098,045
Net income (loss)	$16,439,680	$22,996,737	$(14,850,655)

	For the years ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$28,830,017	$26,682,007	$35,146,076
Net cash (used in) provided by investing activities	$(38,188,141)	$28,503,343	$(18,783,750)
Net cash (used in) financing activities	$(6,588,420)	$(21,201,273)	$(10,396,162)